Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current prepayments [abstract]
Prepaid taxes	$ 26,164	$ 40,504
Prepaid commissions	4,298	4,694
Prepaid rent	1,197	2,702
Prepaid insurance	1,231	2,304
Prepaid to supplier	33,887	45,670
Total prepaid expenses	66,777	95,874
Current	49,034	70,237	$ 41,564
Non-current	17,743	25,637	$ 26,130
Prepaid expenses	$ 66,777	$ 95,874